Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AEW GLOBAL FOCUSED REAL ESTATE FUND
(THE “FUND”)
Supplement dated March 4, 2022 to the Summary Prospectus and Prospectus each dated June 1, 2021, as may be revised or supplemented from time to time, for the Fund:
Effective immediately, the paragraph below is added as the last paragraph under the sub‑section “Principal Investment Strategies” in the section “Investments, Risks and Performance” in the section “Fund Summary” and under the sub‑section “Principal Investment Strategies” in the section “More About Goals and Strategies” for the Fund:
ESG: AEW seeks to identify environmental, social, and governance (“ESG”) factors that it believes are most relevant to real estate investments in the Fund’s investable universe. ESG factors may include, among other things, the environmental performance of buildings, diversity, equity and inclusion policies, corporate giving, and Board diversity. AEW incorporates insights from fundamental research and company meetings alongside third party data and ESG data sourced directly from the issuer into a proprietary ESG risk score, which is an input into AEW’s securities valuation analysis. While AEW considers ESG factors in all buy and sell decisions for the Fund, the ESG profile of an investment will not be prioritized over other considerations in AEW’s investment selection process.

AEW Global Focused Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AEW GLOBAL FOCUSED REAL ESTATE FUND
(THE “FUND”)
Supplement dated March 4, 2022 to the Summary Prospectus and Prospectus each dated June 1, 2021, as may be revised or supplemented from time to time, for the Fund:
Effective immediately, the paragraph below is added as the last paragraph under the sub‑section “Principal Investment Strategies” in the section “Investments, Risks and Performance” in the section “Fund Summary” and under the sub‑section “Principal Investment Strategies” in the section “More About Goals and Strategies” for the Fund:
ESG: AEW seeks to identify environmental, social, and governance (“ESG”) factors that it believes are most relevant to real estate investments in the Fund’s investable universe. ESG factors may include, among other things, the environmental performance of buildings, diversity, equity and inclusion policies, corporate giving, and Board diversity. AEW incorporates insights from fundamental research and company meetings alongside third party data and ESG data sourced directly from the issuer into a proprietary ESG risk score, which is an input into AEW’s securities valuation analysis. While AEW considers ESG factors in all buy and sell decisions for the Fund, the ESG profile of an investment will not be prioritized over other considerations in AEW’s investment selection process.